Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted-Average Black-Scholes Fair Value Assumptions
The fair value of each stock option and cash-settled SAR grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2018, 2017 and 2016:

	2018	2017	2016
Expected dividends	1.22%	1.27%	1.21%
Expected term (in years)	9.35	7.79	8.71
Expected stock price volatility	24%	26%	26%
Risk-free rate	2.83%	2.23%	2.02%

Summary of Stock Option Activity
A summary of the stock option and cash-settled SAR activity for 2018, 2017 and 2016 is as follows:

	2018		2017		2016
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	285,780	$39.31	183,747	$38.09	49,895	$30.19
Granted	21,666	46.59	112,333	40.87	140,997	40.36
Exercised	(22,460)	37.07	(5,078)	29.65	(5,545)	27.38
Forfeited or expired	(7,166)	37.53	(5,222)	39.22	(1,600)	28.44
Outstanding at end of year	277,820	$40.11	285,780	$39.31	183,747	$38.09
Options and cash-settled SARs exercisable at year end	94,951	$39.14	42,256	$36.66	13,553	$29.29

Summary of Information about Stock Options
The following table summarizes information about stock options and cash-settled SARs for the year ended December 31, 2018:

	Options and Cash-Settled SARs Outstanding			Options and Cash-Settled SARs Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/18	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number Exercisable at 12/31/18	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
$22.00 - $32.00	16,388	$29.02	1.50 years	9,022	$28.74	1.32 years
$32.01 - $47.75	261,432	$40.81	7.38 years	85,929	$40.23	6.12 years
	277,820			94,951
Aggregate intrinsic value (in thousands)	$2,679			$1,008